Mar. 27, 2018
USCA Premium Buy-Write Fund
USCA Premium Buy-Write Fund
USCA SHIELD FUND

a series of USCA Fund Trust

Investor Class Shares: SHLIX

(not available for purchase)

Institutional Class Shares: SHLDX

Supplement dated March 27, 2018

to the Prospectus ("Prospectus") and Statement of Additional Information ("SAI"), each dated January 8, 2018

Please be advised that as of March 22, 2018, the name of the Fund has been changed to USCA Premium Buy-Write Fund.  All disclosures to the contrary in the Prospectus and SAI should be disregarded.

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This Supplement, the Prospectus and the SAI each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and SAI have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling (844) 877-4539.

Please retain this Supplement for future reference.